UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/08

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA    November 7, 2008
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other
	reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported
	in this report and a portion are reported by other
	reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  28

Form 13F Information Table Value Total:	 $317,424
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


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                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC		        COM	005208103	3,865 	  479,543  SH		Sole		479,543    0	0
BPZ RESOURCES, INC		COM	055639108	8,939 	  519,736  SH		Sole		519,736    0	0
CANO PETROLEUM INC		COM	137801106	2,965 	1,283,446  SH		Sole	      1,283,446    0	0
CARRIZO OIL & GAS INC		COM	144577103	5,146 	  141,887  SH		Sole		141,887    0	0
CHESAPEAKE ENERGY CORP		COM	165167107      25,439 	  709,402  SH		Sole		709,402    0	0
CONSOL ENERGY INC.		COM	20854P109	4,589 	  100,000  SH		Sole		100,000    0	0
ENVIRONMENTAL POWER CORP      COM NEW	29406L201	1,008 	  458,046  SH		Sole		458,046    0	0
GASTAR EXPLORATION LTD		COM	367299104	1,750 	1,346,200  SH		Sole	      1,346,200    0	0
GOODRICH PETROLEUM CORP	      COM NEW	382410405	7,144 	  163,881  SH		Sole		163,881    0	0
MCDERMOTT INTL			COM	580037109      28,576 	1,118,444  SH		Sole	      1,118,444    0	0
NATIONAL OILWELL VARCO, INC.	COM	637071101      11,520 	  229,340  SH		Sole		229,340    0	0
PROSHARES TRUST		 ULTRA SHRT O&G	74347R586      40,511 	1,042,750  SH		Sole	      1,042,750    0	0
QUICKSILVER RESOURCES INC	COM	74837R104	9,592 	  488,660  SH		Sole		488,660    0	0
RANGE RESOURCES CORP		COM	75281A109	8,430 	  196,631  SH		Sole		196,631    0	0
SCHLUMBERGER LTD		COM	806857108      15,401 	  197,225  SH		Sole		197,225    0	0
SOUTHWESTERN ENERGY CO.		COM	845467109      23,273 	  762,040  SH		Sole		762,040    0	0
SUPERIOR ENERGY SERVICES INC	COM	868157108	5,126  	  164,604  SH		Sole		164,604    0	0
ULTRA PETROLEUM CORP		COM	903914109      32,751 	  591,811  SH		Sole		591,811    0	0
U S ENERGY CORP - WYOMING	COM	911805109	  930 	  359,000  SH		Sole		359,000    0	0
UNITED STATES NAT GAS FUND	COM	912318102	3,332 	  100,000  SH	PUT	Sole		100,000    0	0
UNITED STATES OIL FUND		COM	91232N108	4,101 	   50,000  SH	PUT	Sole		 50,000    0	0
UNITED STATES OIL FUND		COM	91232N108	8,201 	  100,000  SH	PUT	Sole		100,000    0	0
UNITED STATES OIL FUND		COM	91232N108      11,481 	  140,000  SH	PUT	Sole		140,000    0	0
UR-ENERGY INC.			COM	91688R108	1,284 	2,038,300  SH		Sole	      2,038,300    0	0
NOBLE CORP			SHS	G65422100      19,940 	  454,220  SH		Sole		454,220    0	0
TRANSOCEAN INC.			SHS	G90073100      10,752 	   97,891  SH		Sole		 97,891    0	0
VANTAGE DRILLING CO    *W EXP 05/24/201	G93205121	   45 	   94,500  SH	 	Sole		 94,500    0	0
WEATHERFORD INTERNATIONAL, LTD	COM	G95089101      21,333 	  848,580  SH		Sole		848,580    0	0

